Accounts Receivable and Contract Assets - Schedule of Movement of Provision for Accounts Receivable and Contract Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Beginning balance	¥ 250,696	¥ 188,725	¥ 145,699
Impact of adoption of ASC 326	0	0	142,077
Provision for accounts receivable and contract assets	390,882	139,226	144,661
Current period write-off	(144,660)	(77,255)	(243,712)
Ending balance	¥ 496,918	¥ 250,696	¥ 188,725